Inventories, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 4 – INVENTORIES, NET

Inventories consisted of the following:

	As of June 30,	As of December 31,
	2024	2023
	(Unaudited)
Raw material	$24,329	$55,029
Work in process	310,672	135,341
Goods in transit	1,058,677	1,044,733
Inventories provision	(61,913)	(18,058)
Total inventories	$1,331,765	$1,217,045

The goods in transit to customers are still included in the inventory until the customer inspected and confirmed acceptance. Once we obtain the customer’s acceptance notice, we will recognize the corresponding revenue and cost of sales.

NOTE 4 - INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2023	2022
Raw material	$55,029	$39,485
Work in process	135,341	202,412
Finished goods	1,044,733	831,688
Inventories provision	(18,058)	(12,359)
Balance at end of the year	$1,217,045	$1,061,226